Vanguard® Tax-Managed Capital Appreciation Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.9%)
	Linde plc	184,824	51,777
	Ecolab Inc.	123,671	26,474
	Newmont Corp.	319,112	19,233
	Air Products and Chemicals Inc.	64,373	18,111
	FMC Corp.	138,839	15,357
	Celanese Corp. Class A	97,812	14,653
	Albemarle Corp.	98,761	14,430
	Scotts Miracle-Gro Co.	57,646	14,122
	Fastenal Co.	264,288	13,288
	LyondellBasell Industries NV Class A	122,383	12,734
*	Alcoa Corp.	363,031	11,795
*	Freeport-McMoRan Inc.	357,538	11,774
	Southern Copper Corp.	151,668	10,294
	Mosaic Co.	265,008	8,377
	Dow Inc.	129,023	8,250
	Reliance Steel & Aluminum Co.	46,511	7,083
	Nucor Corp.	71,365	5,728
*	Livent Corp.	226,166	3,917
	Element Solutions Inc.	176,547	3,229
*	AdvanSix Inc.	90,394	2,424
	Eastman Chemical Co.	20,871	2,298
	International Paper Co.	41,683	2,254
*	Hexcel Corp.	33,002	1,848
	CF Industries Holdings Inc.	35,526	1,612
	Westlake Chemical Corp.	18,022	1,600
	W R Grace & Co.	22,732	1,361
	Royal Gold Inc.	6,912	744
	United States Steel Corp.	22,107	579
	International Flavors & Fragrances Inc.	3,683	514
	Avery Dennison Corp.	1,541	283
	Ashland Global Holdings Inc.	2,523	224
			286,367
Consumer Discretionary (16.5%)
*	Amazon.com Inc.	169,155	523,379
*	Tesla Inc.	299,405	199,982
*	Walt Disney Co.	718,969	132,664
	Home Depot Inc.	407,845	124,495
*	Netflix Inc.	168,110	87,696
	Walmart Inc.	557,142	75,677
	McDonald's Corp.	281,388	63,070
	NIKE Inc. Class B	465,745	61,893

		Shares	Market Value ($000)
	Lowe's Cos. Inc.	325,319	61,869
	Costco Wholesale Corp.	174,571	61,533
	Starbucks Corp.	480,204	52,472
*	Booking Holdings Inc.	15,692	36,560
	Estee Lauder Cos. Inc. Class A	120,437	35,029
*	Copart Inc.	311,132	33,792
	Target Corp.	168,692	33,413
	Activision Blizzard Inc.	314,746	29,271
*	Marriott International Inc. Class A	189,777	28,108
	TJX Cos. Inc.	420,379	27,808
*	Uber Technologies Inc.	495,325	27,000
*	O'Reilly Automotive Inc.	51,052	25,896
*	AutoZone Inc.	18,261	25,644
	Ross Stores Inc.	211,711	25,386
*	CarMax Inc.	172,013	22,819
	eBay Inc.	365,857	22,405
	DR Horton Inc.	223,326	19,903
*	Southwest Airlines Co.	284,914	17,397
	Dollar General Corp.	85,818	17,388
*	General Motors Co.	298,701	17,163
*	NVR Inc.	3,451	16,257
	Yum! Brands Inc.	147,953	16,006
	Electronic Arts Inc.	114,721	15,530
*	Delta Air Lines Inc.	310,335	14,983
*	Dollar Tree Inc.	128,701	14,731
	Tempur Sealy International Inc.	390,092	14,262
*	Capri Holdings Ltd.	277,612	14,158
	Lennar Corp. Class A	139,359	14,107
	Yum China Holdings Inc.	219,948	13,023
*	Spotify Technology SA	47,026	12,601
	PulteGroup Inc.	230,354	12,080
*	PVH Corp.	111,051	11,738
*	Expedia Group Inc.	67,567	11,630
*	Lululemon Athletica Inc.	35,968	11,032
	Gentex Corp.	302,760	10,799
	Darden Restaurants Inc.	70,885	10,066
*	Chipotle Mexican Grill Inc. Class A	7,048	10,014
*	Ford Motor Co.	791,232	9,693
*	Live Nation Entertainment Inc.	114,264	9,672
	Advance Auto Parts Inc.	52,298	9,596
*	Zynga Inc. Class A	926,065	9,455
*	Hilton Worldwide Holdings Inc.	76,165	9,210
*	JetBlue Airways Corp.	435,300	8,854
	MGM Resorts International	224,393	8,525
*	American Airlines Group Inc.	333,400	7,968
*	Discovery Inc. Class C	211,533	7,803
*	Royal Caribbean Cruises Ltd.	90,926	7,784
*	AutoNation Inc.	81,769	7,623
	Interpublic Group of Cos. Inc.	259,529	7,578
	Hasbro Inc.	76,898	7,391
*	Trade Desk Inc. Class A	11,201	7,299
*	Wayfair Inc. Class A	23,136	7,282
*	Peloton Interactive Inc. Class A	63,600	7,151
*	Aptiv plc	51,636	7,121
*	Burlington Stores Inc.	23,758	7,099
	VF Corp.	85,904	6,865
*	Liberty Media Corp.-Liberty SiriusXM Class C	154,212	6,802
*	Under Armour Inc. Class C	365,732	6,751

		Shares	Market Value ($000)
*	United Airlines Holdings Inc.	114,917	6,612
*	Norwegian Cruise Line Holdings Ltd.	234,147	6,460
*	Visteon Corp.	52,868	6,447
*	Hyatt Hotels Corp. Class A	77,726	6,428
	ViacomCBS Inc. Class B	142,313	6,418
*	Brinker International Inc.	88,019	6,255
*	Carvana Co. Class A	23,076	6,055
*	Las Vegas Sands Corp.	99,438	6,042
*	AMC Networks Inc. Class A	113,435	6,030
	Fox Corp. Class A	161,400	5,828
*	Take-Two Interactive Software Inc.	30,974	5,473
	Toll Brothers Inc.	95,169	5,399
	BorgWarner Inc.	115,872	5,372
*	Wynn Resorts Ltd.	40,587	5,088
	Best Buy Co. Inc.	43,631	5,009
*	IAA Inc.	87,027	4,799
*	Vail Resorts Inc.	15,867	4,628
*	Floor & Decor Holdings Inc. Class A	47,227	4,509
	Lear Corp.	24,271	4,399
*	Bright Horizons Family Solutions Inc.	24,671	4,230
	Murphy USA Inc.	29,029	4,196
	Tractor Supply Co.	23,667	4,191
*	Liberty Media Corp.-Liberty SiriusXM Class A	93,616	4,127
*	Chegg Inc.	48,000	4,112
	Hanesbrands Inc.	201,094	3,956
*	Liberty Media Corp.-Liberty Formula One Class C	90,972	3,938
	News Corp. Class A	149,164	3,793
	Omnicom Group Inc.	50,464	3,742
	Sirius XM Holdings Inc.	614,472	3,742
	Foot Locker Inc.	66,070	3,716
*	Ulta Beauty Inc.	11,054	3,418
*	Etsy Inc.	16,913	3,411
	Qurate Retail Inc. Class A	287,788	3,384
*	TripAdvisor Inc.	59,730	3,213
*	Five Below Inc.	16,637	3,174
*	LKQ Corp.	74,828	3,167
*	Ralph Lauren Corp. Class A	25,366	3,124
	Polaris Inc.	22,874	3,054
*	Madison Square Garden Entertainment Corp.	36,999	3,027
*	Carnival Corp.	105,373	2,797
*	Lyft Inc. Class A	43,861	2,771
*	Terminix Global Holdings Inc.	54,101	2,579
	Pool Corp.	7,269	2,510
*	Planet Fitness Inc. Class A	30,743	2,376
	AMERCO	3,700	2,267
*	Urban Outfitters Inc.	60,542	2,252
*	Mattel Inc.	111,801	2,227
	Harley-Davidson Inc.	53,991	2,165
*	Discovery Inc. Class A	48,210	2,095
*	Skechers USA Inc. Class A	50,066	2,088
*	frontdoor Inc.	36,832	1,980
*	Madison Square Garden Sports Corp.	10,563	1,896
	Domino's Pizza Inc.	5,111	1,880
*	Liberty Media Corp.-Liberty Formula One Class A	48,061	1,837
	Genuine Parts Co.	15,808	1,827
	Aramark	45,301	1,712
*	Coty Inc. Class A	144,200	1,299
*	Grand Canyon Education Inc.	11,186	1,198

		Shares	Market Value ($000)
*	KAR Auction Services Inc.	70,720	1,061
*	Nordstrom Inc.	26,916	1,019
	John Wiley & Sons Inc. Class A	17,354	941
	Lennar Corp. Class B	10,425	858
*	Lions Gate Entertainment Corp. Class B	62,992	813
	New York Times Co. Class A	10,912	552
*	Under Armour Inc. Class A	19,750	438
	Garmin Ltd.	2,897	382
*	2U Inc.	8,853	338
*	Airbnb Inc. Class A	1,720	323
	Thor Industries Inc.	2,150	290
	Service Corp. International	4,359	223
	Nexstar Media Group Inc. Class A	1,169	164
	Wendy's Co.	7,938	161
*	ROBLOX Corp. Class A	1,578	102
	Warner Music Group Corp. Class A	1,414	49
*	Playtika Holding Corp.	1,652	45
	Graham Holdings Co. Class B	1	1
			2,507,733
Consumer Staples (5.2%)
	Procter & Gamble Co.	952,158	128,951
	Coca-Cola Co.	1,464,748	77,207
	PepsiCo Inc.	535,067	75,685
	Philip Morris International Inc.	562,458	49,913
	Mondelez International Inc. Class A	606,781	35,515
	CVS Health Corp.	442,343	33,278
	Colgate-Palmolive Co.	383,803	30,255
*	Monster Beverage Corp.	298,547	27,195
	Altria Group Inc.	380,314	19,457
	Constellation Brands Inc. Class A	83,261	18,984
	McCormick & Co. Inc. (Non-Voting)	172,666	15,395
	Kroger Co.	423,206	15,231
	Church & Dwight Co. Inc.	172,528	15,070
	Walgreens Boots Alliance Inc.	274,260	15,057
	Corteva Inc.	299,039	13,941
	Clorox Co.	71,758	13,841
	Archer-Daniels-Midland Co.	242,636	13,830
	McKesson Corp.	70,832	13,815
	Kimberly-Clark Corp.	97,965	13,622
	Brown-Forman Corp. Class B	191,278	13,192
	AmerisourceBergen Corp. Class A	107,828	12,731
	Hershey Co.	79,963	12,647
	Tyson Foods Inc. Class A	163,958	12,182
	Hormel Foods Corp.	224,493	10,726
*	Sprouts Farmers Market Inc.	355,444	9,462
	General Mills Inc.	150,379	9,221
	Sysco Corp.	93,436	7,357
	J M Smucker Co.	50,896	6,440
	Casey's General Stores Inc.	27,458	5,936
	Campbell Soup Co.	103,441	5,200
*	Grocery Outlet Holding Corp.	140,887	5,197
	Ingredion Inc.	54,756	4,924
	Lamb Weston Holdings Inc.	58,150	4,505
	Keurig Dr Pepper Inc.	121,099	4,162
*	US Foods Holding Corp.	102,093	3,892
*	TreeHouse Foods Inc.	74,488	3,891
*	Molson Coors Beverage Co. Class B	71,712	3,668
	Kraft Heinz Co.	83,022	3,321

		Shares	Market Value ($000)
*	Boston Beer Co. Inc. Class A	2,537	3,060
*	Hain Celestial Group Inc.	62,113	2,708
*	Post Holdings Inc.	25,230	2,667
*	Beyond Meat Inc.	18,411	2,396
	Energizer Holdings Inc.	44,751	2,124
	Kellogg Co.	26,928	1,705
	Bunge Ltd.	20,905	1,657
*	Herbalife Nutrition Ltd.	27,738	1,230
	Edgewell Personal Care Co.	22,863	905
*	Pilgrim's Pride Corp.	24,098	573
	Conagra Brands Inc.	13,899	523
	Flowers Foods Inc.	8,141	194
	Brown-Forman Corp. Class A	2,600	166
	Spectrum Brands Holdings Inc.	10	1
			784,805
Energy (2.7%)
	Exxon Mobil Corp.	1,633,681	91,208
	Chevron Corp.	665,782	69,767
	ConocoPhillips	555,115	29,404
	EOG Resources Inc.	232,810	16,886
	Schlumberger NV	556,926	15,143
	Phillips 66	163,306	13,316
	Pioneer Natural Resources Co.	80,899	12,848
	Valero Energy Corp.	175,202	12,544
	Devon Energy Corp.	510,623	11,157
*	Transocean Ltd.	3,013,163	10,697
*	Antero Resources Corp.	1,030,781	10,514
	Occidental Petroleum Corp.	336,476	8,957
*	Cheniere Energy Inc.	124,324	8,953
	Hess Corp.	110,061	7,788
	Halliburton Co.	355,559	7,630
	Diamondback Energy Inc.	92,292	6,783
	Marathon Petroleum Corp.	125,738	6,726
	Williams Cos. Inc.	279,381	6,619
	Baker Hughes Co. Class A	260,058	5,620
*	Range Resources Corp.	489,375	5,055
*	NOV Inc.	321,470	4,411
*	EQT Corp.	224,460	4,170
*	First Solar Inc.	45,956	4,012
	Cabot Oil & Gas Corp.	209,282	3,930
	Marathon Oil Corp.	313,824	3,352
*	Continental Resources Inc.	117,065	3,028
*	ChampionX Corp.	137,859	2,996
	Targa Resources Corp.	89,415	2,839
	APA Corp.	149,548	2,677
*	Enphase Energy Inc.	16,400	2,659
	Patterson-UTI Energy Inc.	331,355	2,363
	Cimarex Energy Co.	39,650	2,355
*	Centennial Resource Development Inc. Class A	514,904	2,163
	HollyFrontier Corp.	59,819	2,140
*	SolarEdge Technologies Inc.	6,500	1,868
	Helmerich & Payne Inc.	41,853	1,128
	ONEOK Inc.	20,529	1,040
	Murphy Oil Corp.	58,060	953
	Antero Midstream Corp.	96,216	869
	Equitrans Midstream Corp.	61,755	504
			407,072

		Shares	Market Value ($000)
Financials (11.0%)
*	Berkshire Hathaway Inc. Class B	756,340	193,222
	JPMorgan Chase & Co.	1,202,373	183,037
	Bank of America Corp.	3,183,741	123,179
	Morgan Stanley	894,753	69,487
	Citigroup Inc.	826,483	60,127
	Wells Fargo & Co.	1,261,146	49,273
	Goldman Sachs Group Inc.	136,848	44,749
	S&P Global Inc.	125,526	44,294
	Charles Schwab Corp.	633,197	41,272
	MSCI Inc. Class A	88,792	37,229
	BlackRock Inc.	47,553	35,853
	Aon plc Class A	128,905	29,662
	Intercontinental Exchange Inc.	257,215	28,726
	Progressive Corp.	276,677	26,453
	Moody's Corp.	78,453	23,427
	US Bancorp	404,442	22,370
	CME Group Inc.	109,179	22,298
	PNC Financial Services Group Inc.	122,468	21,482
	Truist Financial Corp.	349,960	20,410
	Ameriprise Financial Inc.	83,696	19,455
	Marsh & McLennan Cos. Inc.	151,096	18,403
	Discover Financial Services	192,833	18,317
	First Republic Bank	103,915	17,328
	Aflac Inc.	331,336	16,958
	Chubb Ltd.	103,207	16,304
	T. Rowe Price Group Inc.	93,267	16,005
	Nasdaq Inc.	107,085	15,791
	Brown & Brown Inc.	339,907	15,537
	Travelers Cos. Inc.	100,507	15,116
	Prudential Financial Inc.	148,776	13,553
	State Street Corp.	161,007	13,526
	Allstate Corp.	115,698	13,294
	W R Berkley Corp.	163,287	12,304
	SLM Corp.	676,250	12,152
	Fifth Third Bancorp	324,179	12,140
*	Arch Capital Group Ltd.	303,636	11,651
	MetLife Inc.	184,637	11,224
	Commerce Bancshares Inc.	143,269	10,976
	Assurant Inc.	77,002	10,917
	Raymond James Financial Inc.	88,742	10,876
	Popular Inc.	153,360	10,784
*	Texas Capital Bancshares Inc.	151,742	10,762
*	SVB Financial Group	21,411	10,570
	Globe Life Inc.	102,754	9,929
	East West Bancorp Inc.	134,347	9,915
	Zions Bancorp NA	173,074	9,512
*	Markel Corp.	8,152	9,290
	Lincoln National Corp.	142,402	8,867
	Signature Bank	38,591	8,725
	Broadridge Financial Solutions Inc.	56,899	8,711
	KeyCorp	427,062	8,533
	MFA Financial Inc.	2,009,395	8,178
	Bank of New York Mellon Corp.	167,334	7,913
	American International Group Inc.	171,026	7,903
	SEI Investments Co.	123,446	7,522
	Reinsurance Group of America Inc.	58,891	7,423
	M&T Bank Corp.	46,002	6,974

		Shares	Market Value ($000)
	White Mountains Insurance Group Ltd.	6,215	6,929
*	Alleghany Corp.	11,001	6,890
	OneMain Holdings Inc.	127,257	6,836
	Principal Financial Group Inc.	113,203	6,788
	Hanover Insurance Group Inc.	48,487	6,277
	Willis Towers Watson plc	23,242	5,320
	Loews Corp.	103,017	5,283
	Hartford Financial Services Group Inc.	77,281	5,162
	CIT Group Inc.	99,556	5,128
	Cullen/Frost Bankers Inc.	46,275	5,033
	New Residential Investment Corp.	438,693	4,935
	Wintrust Financial Corp.	61,293	4,646
*	Athene Holding Ltd. Class A	87,204	4,395
	Interactive Brokers Group Inc. Class A	54,320	3,968
	LPL Financial Holdings Inc.	27,000	3,838
	Two Harbors Investment Corp.	512,367	3,756
	American Financial Group Inc.	31,116	3,550
	BOK Financial Corp.	38,470	3,436
	Voya Financial Inc.	49,756	3,166
	Northern Trust Corp.	28,975	3,046
	Jefferies Financial Group Inc.	94,994	2,859
	MGIC Investment Corp.	200,841	2,782
	CNA Financial Corp.	61,718	2,754
	Starwood Property Trust Inc.	110,744	2,740
	Pinnacle Financial Partners Inc.	29,247	2,593
	Ally Financial Inc.	52,542	2,375
	First Horizon Corp.	138,758	2,346
	Chimera Investment Corp.	172,128	2,186
	Western Alliance Bancorp	22,046	2,082
	Sterling Bancorp	76,528	1,762
*	Lemonade Inc.	17,600	1,639
*	Brighthouse Financial Inc.	36,791	1,628
	Arthur J Gallagher & Co.	11,257	1,405
	Bank of Hawaii Corp.	15,647	1,400
	Associated Banc-Corp	60,223	1,285
	TFS Financial Corp.	59,947	1,221
	Fidelity National Financial Inc.	29,371	1,194
	Santander Consumer USA Holdings Inc.	30,462	824
	Lazard Ltd. Class A	18,454	803
	Rocket Cos. Inc. Class A	33,000	762
*	Credit Acceptance Corp.	2,050	738
	New York Community Bancorp Inc.	49,670	627
	Morningstar Inc.	1,993	448
	MarketAxess Holdings Inc.	871	434
	Affiliated Managers Group Inc.	2,736	408
	FactSet Research Systems Inc.	1,172	362
	Navient Corp.	24,311	348
	Kemper Corp.	3,979	317
*	GoHealth Inc. Class A	23,800	278
	Primerica Inc.	877	130
	First Citizens BancShares Inc. Class A	100	84
	Erie Indemnity Co. Class A	166	37
			1,669,121
Health Care (12.4%)
	Johnson & Johnson	1,054,235	173,264
	UnitedHealth Group Inc.	364,357	135,566
	Abbott Laboratories	643,664	77,137
	Pfizer Inc.	2,122,285	76,890

		Shares	Market Value ($000)
	Merck & Co. Inc.	982,523	75,743
	Thermo Fisher Scientific Inc.	155,049	70,761
	AbbVie Inc.	635,184	68,740
	Amgen Inc.	243,879	60,680
	Bristol-Myers Squibb Co.	918,374	57,977
	Eli Lilly & Co.	304,769	56,937
	Medtronic plc	479,846	56,684
	Danaher Corp.	234,546	52,792
	Cigna Corp.	169,369	40,943
	Zoetis Inc. Class A	253,386	39,903
	Anthem Inc.	104,426	37,484
	Becton Dickinson & Co.	127,458	30,991
*	Intuitive Surgical Inc.	40,605	30,005
	Gilead Sciences Inc.	461,939	29,855
*	Boston Scientific Corp.	752,501	29,084
	Stryker Corp.	115,763	28,198
	Humana Inc.	64,624	27,094
	Agilent Technologies Inc.	205,812	26,167
*	Vertex Pharmaceuticals Inc.	114,915	24,694
*	Charles River Laboratories International Inc.	74,470	21,584
*	Biogen Inc.	69,383	19,410
*	Illumina Inc.	48,292	18,547
*	Laboratory Corp. of America Holdings	70,685	18,027
	HCA Healthcare Inc.	93,286	17,569
	Bio-Techne Corp.	44,945	17,166
	Teleflex Inc.	41,189	17,112
	Cooper Cos. Inc.	44,386	17,048
*	Regeneron Pharmaceuticals Inc.	34,720	16,427
*	Edwards Lifesciences Corp.	195,834	16,380
	Zimmer Biomet Holdings Inc.	98,842	15,823
*	Moderna Inc.	120,626	15,796
	Baxter International Inc.	179,475	15,137
	PerkinElmer Inc.	106,266	13,633
*	Align Technology Inc.	25,036	13,558
*	Teladoc Health Inc.	71,826	13,054
*	Dexcom Inc.	35,827	12,876
*	IQVIA Holdings Inc.	66,306	12,806
*	IDEXX Laboratories Inc.	24,812	12,141
*	Centene Corp.	174,963	11,182
*	QIAGEN NV	227,726	11,088
	Bruker Corp.	162,910	10,472
*	Veeva Systems Inc. Class A	37,867	9,892
	Universal Health Services Inc. Class B	69,799	9,310
*	Seagen Inc.	66,982	9,301
	Quest Diagnostics Inc.	72,465	9,300
	Cardinal Health Inc.	146,440	8,896
*	Henry Schein Inc.	123,189	8,530
*	Varian Medical Systems Inc.	47,186	8,330
*	Exelixis Inc.	353,309	7,981
*	Incyte Corp.	94,863	7,710
*	Alnylam Pharmaceuticals Inc.	53,959	7,618
*	Alexion Pharmaceuticals Inc.	49,101	7,508
*	Bio-Rad Laboratories Inc. Class A	12,813	7,318
*	Hologic Inc.	97,853	7,278
	ResMed Inc.	37,271	7,231
	DENTSPLY SIRONA Inc.	110,655	7,061
	Cerner Corp.	89,396	6,426
*	Catalent Inc.	56,383	5,938

		Shares	Market Value ($000)
*	Viatris Inc.	371,002	5,183
*	Exact Sciences Corp.	33,381	4,399
*	DaVita Inc.	39,030	4,206
*	Novocure Ltd.	31,069	4,107
*	Ionis Pharmaceuticals Inc.	90,509	4,069
	STERIS plc	20,974	3,995
*	Reata Pharmaceuticals Inc. Class A	38,600	3,848
*	Penumbra Inc.	13,373	3,618
	West Pharmaceutical Services Inc.	12,440	3,505
*	Sage Therapeutics Inc.	44,900	3,361
*	Molina Healthcare Inc.	14,204	3,320
*	BioMarin Pharmaceutical Inc.	43,646	3,296
*	Horizon Therapeutics plc	35,313	3,250
*	Insulet Corp.	12,068	3,149
*	Quidel Corp.	22,400	2,866
*	Nektar Therapeutics Class A	136,200	2,724
*	Masimo Corp.	11,382	2,614
*	Neurocrine Biosciences Inc.	26,196	2,548
*	Acadia Healthcare Co. Inc.	43,965	2,512
*	Envista Holdings Corp.	57,545	2,348
*	Cantel Medical Corp.	28,876	2,305
*	United Therapeutics Corp.	12,486	2,089
*	American Well Corp. Class A	120,200	2,088
*	MEDNAX Inc.	78,243	1,993
*	Repligen Corp.	10,100	1,964
*	Integra LifeSciences Holdings Corp.	28,188	1,947
*	Global Blood Therapeutics Inc.	42,600	1,736
*	Jazz Pharmaceuticals plc	10,251	1,685
	Hill-Rom Holdings Inc.	14,895	1,646
*	Elanco Animal Health Inc.	46,390	1,366
*	Brookdale Senior Living Inc.	212,574	1,286
*	PRA Health Sciences Inc.	7,939	1,217
*	Iovance Biotherapeutics Inc.	34,700	1,099
*	Guardant Health Inc.	6,968	1,064
*	Bluebird Bio Inc.	34,900	1,052
*	Avantor Inc.	29,947	866
	Chemed Corp.	1,705	784
	Premier Inc. Class A	23,021	779
*	Oak Street Health Inc.	13,398	727
*	ICU Medical Inc.	3,463	711
*	ABIOMED Inc.	1,539	491
	Encompass Health Corp.	4,425	362
*	Adaptive Biotechnologies Corp.	7,594	306
*	Varex Imaging Corp.	10,568	217
*	Alkermes plc	10,236	191
	Perrigo Co. plc	3,816	154
*	Sarepta Therapeutics Inc.	940	70
*	GoodRx Holdings Inc. Class A	303	12
			1,879,178
Industrials (14.5%)
	Visa Inc. Class A	652,984	138,256
*	PayPal Holdings Inc.	521,612	126,668
	Mastercard Inc. Class A	349,780	124,539
	Accenture plc Class A	237,433	65,591
	Union Pacific Corp.	268,758	59,237
*	Boeing Co.	219,687	55,959
	Honeywell International Inc.	239,312	51,947
	Global Payments Inc.	239,244	48,227

		Shares	Market Value ($000)
	General Electric Co.	3,426,927	44,996
	Caterpillar Inc.	176,137	40,841
	United Parcel Service Inc. Class B	231,441	39,343
	American Express Co.	277,851	39,299
*	Fiserv Inc.	321,884	38,317
	3M Co.	192,197	37,032
	Raytheon Technologies Corp.	467,597	36,131
	Fidelity National Information Services Inc.	244,418	34,368
	CSX Corp.	354,891	34,219
	Norfolk Southern Corp.	122,683	32,943
	Sherwin-Williams Co.	42,850	31,624
	FedEx Corp.	110,809	31,474
	Deere & Co.	83,352	31,185
	Illinois Tool Works Inc.	139,698	30,946
	Old Dominion Freight Line Inc.	123,615	29,718
*	Mettler-Toledo International Inc.	25,317	29,259
*	Square Inc. Class A	128,422	29,158
	Cintas Corp.	74,609	25,465
*	TransDigm Group Inc.	42,034	24,713
	Verisk Analytics Inc. Class A	138,675	24,502
	Northrop Grumman Corp.	72,450	23,448
	Automatic Data Processing Inc.	119,374	22,498
	Lockheed Martin Corp.	57,607	21,286
	Parker-Hannifin Corp.	66,177	20,874
	General Dynamics Corp.	113,543	20,615
	AMETEK Inc.	152,098	19,427
*	Zebra Technologies Corp. Class A	39,590	19,208
	Ball Corp.	221,978	18,810
	Eaton Corp. plc	132,269	18,290
	Jacobs Engineering Group Inc.	141,129	18,244
*	Keysight Technologies Inc.	126,690	18,167
*	Waters Corp.	63,206	17,961
	L3Harris Technologies Inc.	83,964	17,018
	IDEX Corp.	77,733	16,271
	Martin Marietta Materials Inc.	47,394	15,916
	Capital One Financial Corp.	119,995	15,267
	Vulcan Materials Co.	89,102	15,036
	Expeditors International of Washington Inc.	139,607	15,034
	AGCO Corp.	104,204	14,969
	Emerson Electric Co.	163,699	14,769
	Toro Co.	139,713	14,410
	Crown Holdings Inc.	142,855	13,863
	Cummins Inc.	52,527	13,610
	PACCAR Inc.	146,055	13,571
	Carrier Global Corp.	314,383	13,273
	Equifax Inc.	73,207	13,260
	JB Hunt Transport Services Inc.	77,704	13,060
	Landstar System Inc.	77,365	12,770
	DuPont de Nemours Inc.	160,941	12,437
	Lennox International Inc.	39,714	12,374
	Eagle Materials Inc.	87,370	11,743
	Otis Worldwide Corp.	157,191	10,760
	Synchrony Financial	241,273	9,810
	Carlisle Cos. Inc.	59,277	9,756
	Owens Corning	104,712	9,643
	WW Grainger Inc.	23,754	9,524
	BWX Technologies Inc.	143,634	9,471
	Xylem Inc.	90,046	9,471

		Shares	Market Value ($000)
	Oshkosh Corp.	79,575	9,442
	FLIR Systems Inc.	164,529	9,291
	Huntington Ingalls Industries Inc.	43,901	9,037
	CoreLogic Inc.	113,740	9,014
	Textron Inc.	148,787	8,344
	Fortive Corp.	117,845	8,325
	Genpact Ltd.	193,618	8,291
	Armstrong World Industries Inc.	90,528	8,156
	Jack Henry & Associates Inc.	51,040	7,744
*	FleetCor Technologies Inc.	28,478	7,650
	Robert Half International Inc.	91,824	7,169
	Johnson Controls International plc	119,676	7,141
	Graco Inc.	98,621	7,063
	IHS Markit Ltd.	72,004	6,969
*	United Rentals Inc.	20,502	6,751
	Valmont Industries Inc.	26,975	6,411
	ITT Inc.	68,646	6,241
*	Mohawk Industries Inc.	31,130	5,987
	Donaldson Co. Inc.	102,283	5,949
	Stanley Black & Decker Inc.	29,193	5,829
	Westinghouse Air Brake Technologies Corp.	71,671	5,673
	Quanta Services Inc.	62,470	5,496
	ManpowerGroup Inc.	54,157	5,356
	PPG Industries Inc.	34,752	5,222
	Trane Technologies plc	30,477	5,046
*	Trimble Inc.	62,991	4,900
*	Generac Holdings Inc.	14,213	4,654
	Rockwell Automation Inc.	17,102	4,540
*	Virgin Galactic Holdings Inc.	146,500	4,487
*	Euronet Worldwide Inc.	32,136	4,444
*	Teledyne Technologies Inc.	10,446	4,321
	Sealed Air Corp.	93,708	4,294
*	Bill.com Holdings Inc.	29,000	4,219
*	Resideo Technologies Inc.	142,255	4,019
	Paychex Inc.	40,000	3,921
*	Ingersoll Rand Inc.	77,185	3,798
	MSC Industrial Direct Co. Inc. Class A	41,610	3,753
	CH Robinson Worldwide Inc.	39,317	3,752
	Packaging Corp. of America	27,444	3,691
	HEICO Corp.	27,866	3,505
*	Howmet Aerospace Inc.	108,682	3,492
	Flowserve Corp.	87,321	3,389
*	AECOM	42,191	2,705
*	WESCO International Inc.	30,666	2,653
	Allison Transmission Holdings Inc.	62,972	2,571
	MDU Resources Group Inc.	80,095	2,532
*	StoneCo Ltd. Class A	39,800	2,437
*	Coherent Inc.	9,143	2,312
	Cognex Corp.	27,531	2,285
*	Berry Global Group Inc.	35,739	2,194
	Spirit AeroSystems Holdings Inc. Class A	41,506	2,019
*	O-I Glass Inc.	127,791	1,884
*	WEX Inc.	8,803	1,842
*	Sensata Technologies Holding plc	31,461	1,823
*	Axalta Coating Systems Ltd.	58,104	1,719
	Allegion plc	13,639	1,713
*	Vontier Corp.	55,048	1,666
	TransUnion	17,546	1,579

		Shares	Market Value ($000)
*	AZEK Co. Inc. Class A	35,971	1,513
*	Fair Isaac Corp.	2,573	1,251
	MKS Instruments Inc.	5,395	1,000
*	Pluralsight Inc. Class A	33,207	742
	Booz Allen Hamilton Holding Corp. Class A	8,520	686
	RPM International Inc.	5,251	482
	Silgan Holdings Inc.	10,388	437
	Littelfuse Inc.	1,596	422
	AptarGroup Inc.	2,836	402
	Brunswick Corp.	3,484	332
*	Paylocity Holding Corp.	1,635	294
	Sonoco Products Co.	2,414	153
*	Affirm Holdings Inc. Class A	475	34
*	Middleby Corp.	198	33
			2,200,362
Real Estate (3.2%)
	American Tower Corp.	191,001	45,661
	Prologis Inc.	295,917	31,367
	SBA Communications Corp. Class A	107,028	29,706
	Crown Castle International Corp.	164,871	28,379
	Equinix Inc.	35,706	24,265
*	CBRE Group Inc. Class A	273,143	21,608
	Digital Realty Trust Inc.	110,688	15,589
	Public Storage	59,763	14,747
*	CoStar Group Inc.	17,223	14,155
	Equity LifeStyle Properties Inc.	191,794	12,206
	American Homes 4 Rent Class A	341,378	11,382
	Weyerhaeuser Co.	298,883	10,640
	Extra Space Storage Inc.	80,139	10,622
	Equity Residential	145,906	10,451
	AvalonBay Communities Inc.	55,765	10,289
	Simon Property Group Inc.	84,491	9,613
	Essex Property Trust Inc.	33,528	9,114
	Mid-America Apartment Communities Inc.	63,098	9,109
	Alexandria Real Estate Equities Inc.	54,452	8,946
*	Jones Lang LaSalle Inc.	48,345	8,656
*	Zillow Group Inc. Class C	64,681	8,385
	Ventas Inc.	149,332	7,965
	Invitation Homes Inc.	224,454	7,180
*	Howard Hughes Corp.	69,984	6,658
	Sun Communities Inc.	42,319	6,350
*	Host Hotels & Resorts Inc.	372,421	6,275
	Duke Realty Corp.	147,368	6,179
*	Zillow Group Inc. Class A	39,603	5,203
	UDR Inc.	116,035	5,089
	Douglas Emmett Inc.	159,344	5,003
	Medical Properties Trust Inc.	227,141	4,834
	Lamar Advertising Co. Class A	49,553	4,654
	Apartment Income REIT Corp.	104,262	4,458
	Camden Property Trust	40,323	4,432
	Realty Income Corp.	60,940	3,870
	Americold Realty Trust	95,299	3,666
*	Park Hotels & Resorts Inc.	165,937	3,581
	Welltower Inc.	45,845	3,284
	CyrusOne Inc.	48,090	3,257
	Kilroy Realty Corp.	46,621	3,060
	EPR Properties	63,343	2,951
	CubeSmart	76,313	2,887

		Shares	Market Value ($000)
	Equity Commonwealth	102,582	2,852
*	Outfront Media Inc.	130,492	2,849
	Rexford Industrial Realty Inc.	52,615	2,652
	VEREIT Inc.	67,259	2,598
	Empire State Realty Trust Inc. Class A	228,476	2,543
	STORE Capital Corp.	74,155	2,484
	Life Storage Inc.	28,641	2,462
	First Industrial Realty Trust Inc.	51,231	2,346
*	RealPage Inc.	26,577	2,318
	Kimco Realty Corp.	115,366	2,163
	Cousins Properties Inc.	58,449	2,066
	Apartment Investment & Management Co. Class A	313,205	1,923
	CoreSite Realty Corp.	15,875	1,903
	Hudson Pacific Properties Inc.	62,320	1,691
	Rayonier Inc.	52,081	1,680
	American Campus Communities Inc.	37,690	1,627
	JBG SMITH Properties	48,572	1,544
	Weingarten Realty Investors	47,877	1,288
	Apple Hospitality REIT Inc.	82,797	1,206
	VICI Properties Inc.	32,219	910
	Iron Mountain Inc.	23,460	868
	Federal Realty Investment Trust	8,082	820
	Paramount Group Inc.	75,062	760
	SL Green Realty Corp.	7,629	534
	Corporate Office Properties Trust	17,300	456
			490,269
Technology (26.6%)
	Apple Inc.	6,471,422	790,484
	Microsoft Corp.	3,017,070	711,335
*	Facebook Inc. Class A	953,491	280,832
*	Alphabet Inc. Class A	119,818	247,127
*	Alphabet Inc. Class C	117,169	242,379
	NVIDIA Corp.	238,682	127,439
	Intel Corp.	1,600,152	102,410
*	Adobe Inc.	204,882	97,395
*	salesforce.com Inc.	356,633	75,560
	Applied Materials Inc.	532,823	71,185
	Texas Instruments Inc.	364,394	68,867
	Broadcom Inc.	135,881	63,003
	QUALCOMM Inc.	462,222	61,286
	Lam Research Corp.	95,753	56,996
	Oracle Corp.	729,334	51,177
	Intuit Inc.	125,429	48,047
*	Cadence Design Systems Inc.	318,022	43,566
*	Autodesk Inc.	136,631	37,867
*	Micron Technology Inc.	425,885	37,567
*	Synopsys Inc.	151,426	37,520
	International Business Machines Corp.	266,290	35,486
*	ServiceNow Inc.	69,715	34,865
*	Advanced Micro Devices Inc.	432,954	33,987
	Teradyne Inc.	261,921	31,871
	KLA Corp.	96,261	31,805
	Amphenol Corp. Class A	351,568	23,193
*	Zoom Video Communications Inc. Class A	68,059	21,867
	Roper Technologies Inc.	53,880	21,732
*	Match Group Inc.	154,145	21,176
	Analog Devices Inc.	135,294	20,981
	Corning Inc.	448,584	19,518

		Shares	Market Value ($000)
	Cognizant Technology Solutions Corp. Class A	246,738	19,275
*	Twitter Inc.	287,635	18,302
*	Twilio Inc. Class A	50,379	17,167
*	Fortinet Inc.	89,195	16,449
*	Workday Inc. Class A	54,903	13,640
	HP Inc.	375,070	11,908
*	Arrow Electronics Inc.	105,274	11,666
*	Atlassian Corp. plc Class A	54,455	11,477
	Citrix Systems Inc.	81,541	11,445
	Dolby Laboratories Inc. Class A	115,638	11,416
	Hewlett Packard Enterprise Co.	711,355	11,197
	Xilinx Inc.	89,071	11,036
*	Pinterest Inc. Class A	145,761	10,791
*	DocuSign Inc. Class A	52,897	10,709
*	Palo Alto Networks Inc.	33,244	10,707
*	ANSYS Inc.	30,794	10,456
	NetApp Inc.	137,603	10,000
	Microchip Technology Inc.	63,884	9,916
*	IAC/InterActiveCorp	44,781	9,687
*	VeriSign Inc.	44,478	8,840
*	Gartner Inc.	48,072	8,776
	Marvell Technology Group Ltd.	166,294	8,145
*	Black Knight Inc.	108,710	8,043
*	Crowdstrike Holdings Inc. Class A	41,498	7,574
*	EPAM Systems Inc.	18,104	7,182
	Western Digital Corp.	106,868	7,133
	SS&C Technologies Holdings Inc.	101,768	7,111
*	Dell Technologies Inc. Class C	77,738	6,853
*	Qorvo Inc.	37,483	6,848
*	Okta Inc. Class A	30,391	6,699
*	RingCentral Inc. Class A	20,650	6,151
*	Nuance Communications Inc.	139,537	6,089
	Skyworks Solutions Inc.	32,649	5,990
*	GoDaddy Inc. Class A	73,840	5,731
	NortonLifeLock Inc.	266,482	5,665
*	ON Semiconductor Corp.	132,764	5,524
	Maxim Integrated Products Inc.	56,459	5,159
*	Splunk Inc.	37,404	5,067
*	HubSpot Inc.	10,971	4,983
*	Guidewire Software Inc.	47,991	4,877
	Avnet Inc.	105,416	4,376
*	Cree Inc.	40,000	4,325
*	PTC Inc.	31,366	4,318
*	VMware Inc. Class A	27,456	4,131
*	NCR Corp.	107,900	4,095
*	Slack Technologies Inc. Class A	99,100	4,026
*	Zendesk Inc.	29,758	3,946
*	Coupa Software Inc.	15,414	3,923
*	Manhattan Associates Inc.	32,339	3,796
*	Tyler Technologies Inc.	8,729	3,706
*	Paycom Software Inc.	9,641	3,568
	Universal Display Corp.	15,011	3,554
*	F5 Networks Inc.	15,968	3,331
	CDW Corp.	19,425	3,220
*	Akamai Technologies Inc.	28,114	2,865
	CDK Global Inc.	48,394	2,616
	Leidos Holdings Inc.	24,871	2,395
*	DXC Technology Co.	74,093	2,316

		Shares	Market Value ($000)
*	Ceridian HCM Holding Inc.	27,055	2,280
*	Fastly Inc. Class A	33,300	2,240
*	Cerence Inc.	24,199	2,168
*	FireEye Inc.	108,421	2,122
*	MongoDB Inc. Class A	7,865	2,103
	Perspecta Inc.	71,796	2,086
*	Teradata Corp.	49,671	1,914
*	BigCommerce Holdings Inc.	32,700	1,890
*	IPG Photonics Corp.	8,932	1,884
*	Alteryx Inc. Class A	22,246	1,846
*	Datadog Inc. Class A	20,599	1,717
	Monolithic Power Systems Inc.	4,730	1,671
*	Change Healthcare Inc.	75,615	1,671
*	Grubhub Inc.	27,361	1,642
	Xerox Holdings Corp.	63,021	1,529
*	Avalara Inc.	9,649	1,287
*	Pure Storage Inc. Class A	58,388	1,258
*	Covetrus Inc.	41,807	1,253
*	Proofpoint Inc.	9,697	1,220
*	CACI International Inc. Class A	4,244	1,047
*	Nutanix Inc. Class A	36,620	973
	Amdocs Ltd.	11,856	832
*	Zscaler Inc.	4,355	748
*	Aspen Technology Inc.	4,300	621
*	Allegro MicroSystems Inc.	18,900	479
	Entegris Inc.	4,076	456
*	Dynatrace Inc.	9,146	441
*	Elastic NV	3,124	347
*	Dropbox Inc. Class A	11,393	304
	Pegasystems Inc.	2,595	297
*	Smartsheet Inc. Class A	4,621	295
*	Palantir Technologies Inc. Class A	3,398	79
*	Snowflake Inc. Class A	246	56
*	Qualtrics International Inc. Class A	1,075	35
*	Unity Software Inc.	333	33
*	Bumble Inc. Class A	516	32
*	ZoomInfo Technologies Inc. Class A	593	29
*	DoorDash Inc. Class A	206	27
			4,029,626
Telecommunications (3.2%)
	Comcast Corp. Class A	1,811,738	98,033
	Verizon Communications Inc.	1,607,909	93,500
	Cisco Systems Inc.	1,631,686	84,375
	AT&T Inc.	2,533,965	76,703
*	T-Mobile US Inc.	291,807	36,561
*	Charter Communications Inc. Class A	53,628	33,090
*	Roku Inc. Class A	40,709	13,262
*	Liberty Broadband Corp. Class C	69,146	10,382
	Motorola Solutions Inc.	42,782	8,045
	Juniper Networks Inc.	273,671	6,932
*	EchoStar Corp. Class A	224,477	5,388
*	Liberty Broadband Corp. Class A	19,734	2,864
*	DISH Network Corp. Class A	78,701	2,849
*	Arista Networks Inc.	9,395	2,836
*	CommScope Holding Co. Inc.	153,970	2,365
*	Altice USA Inc. Class A	72,643	2,363
*	Ciena Corp.	36,136	1,977
*	United States Cellular Corp.	46,960	1,713

		Shares	Market Value ($000)
	Cable One Inc.	819	1,497
			484,735
Utilities (2.7%)
	NextEra Energy Inc.	779,673	58,951
	Duke Energy Corp.	308,844	29,813
	Dominion Energy Inc.	323,987	24,610
	Southern Co.	338,442	21,038
	Waste Management Inc.	149,550	19,295
	WEC Energy Group Inc.	199,699	18,690
	American Water Works Co. Inc.	123,293	18,484
	Exelon Corp.	386,434	16,903
	Sempra Energy	124,369	16,489
	Eversource Energy	183,279	15,870
	Xcel Energy Inc.	210,170	13,978
	CMS Energy Corp.	211,659	12,958
	American Electric Power Co. Inc.	135,702	11,494
	DTE Energy Co.	80,571	10,727
	AES Corp.	388,888	10,426
	Consolidated Edison Inc.	133,006	9,949
	Public Service Enterprise Group Inc.	151,363	9,114
	Essential Utilities Inc.	193,616	8,664
	Edison International	139,688	8,186
	Ameren Corp.	98,455	8,010
	Atmos Energy Corp.	77,734	7,684
	FirstEnergy Corp.	215,147	7,463
*	PG&E Corp.	611,231	7,157
	NiSource Inc.	276,272	6,661
	Alliant Energy Corp.	91,615	4,962
	CenterPoint Energy Inc.	213,200	4,829
	Entergy Corp.	43,027	4,280
	Evergy Inc.	67,360	4,010
	NRG Energy Inc.	98,641	3,722
	PPL Corp.	122,981	3,547
	UGI Corp.	82,918	3,400
	Republic Services Inc. Class A	31,721	3,151
*	Stericycle Inc.	40,057	2,704
*	Clean Harbors Inc.	20,375	1,713
	IDACORP Inc.	16,354	1,635
	National Fuel Gas Co.	9,448	472
			411,039
Total Common Stocks (Cost $4,929,141)			15,150,307
Preferred Stocks (0.0%)
	Qurate Retail Inc. Pfd., 8.000%, 9/15/25 (Cost $373)	8,633	878

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund (Cost $43,388)	0.081%	433,879	43,388
Total Investments (100.2%) (Cost $4,972,902)				15,194,573
Other Assets and Liabilities—Net (-0.2%)				(32,268)
Net Assets (100%)				15,162,305
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	54	10,712	35

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.